MARKETABLE SECURITIES (Schedule of Maturity Dates of Debt Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Due within one year	$ 27,203	$ 22,485
1 to 2 years	12,288	27,046
2 to 3 years	2,312	5,239
Total	$ 41,803	$ 54,770